Acquisitions and Divestitures (Tables)	12 Months Ended
Dec. 31, 2016
Business Acquisition [Line Items]
Summary of Purchase Price Allocation

The following table provides a summary of the combined purchase price allocation by year for the Company’s acquisitions, except for the HMA hospitals (in thousands):

	Year Ended December 31,
	2016	2015	2014

Current assets	$(343)	$422	$79
Property and equipment	851	3,190	786
Goodwill	129	6,788	5,451
Other long-term assets	—	564	69
Liabilities	16	(1,229)	—
Noncontrolling interests	132	(1,716)	—
Total consideration paid or allocated from CHS	$785	$8,019	$6,385

HMA [Member]
Business Acquisition [Line Items]
Summary of Purchase Price Allocation

The following table provides a summary of the HMA purchase price allocation, based on the consideration paid for HMA which was allocated to QHC from CHS (in thousands):

Current assets	$31,888
Property and equipment	65,090
Goodwill	65,066
Other long-term assets	10,587
Liabilities	(35,116)
Noncontrolling interests	(1,906)
Total consideration allocated from CHS	$135,609